S000074121 [Member] Expense Example - S000074121 [Member]	Aug. 31, 2025 USD ($)
C000231668 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	548
Expense Example, with Redemption, 10 Years	1,280
C000231674 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	652
Expense Example, with Redemption, 3 Years	925
Expense Example, with Redemption, 5 Years	1,218
Expense Example, with Redemption, 10 Years	$ 2,051